Operating costs - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs
Increase in total operating costs	SFr 3.3	SFr 2.5
Increase in staff costs	2.3	0.3
Increase (decrease) in external research and development costs	1.0	2.0
Increase in external research and development costs relating to dipraglurant PD-LID program		0.6
Increase in external research and development costs relating to dipraglurant blepharospasm program		0.6
Increase in external research and development costs relating to GABAB PAM program		SFr 0.1
Increase in external research and development costs relating to dipraglurant clinical development	0.4
Increase in external research and development costs relating to discovery activities	SFr 0.6